Accruals and other current liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accruals and other current liabilities	9 Accruals and other current liabilities
	As of December 31,
	2023	2024	2024
	S$	S$	US$

Accruals	288	82	60
Other payables	375,151	323,889	238,101
Total	375,439	323,971	238,161